FINANCIAL ASSETS AND LIABILITIES - Summary of Sensitivity Analysis on Interest Rates on Loans and Borrowings (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Probable [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	R$ (2,885,536)
Probable [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,341,723
Probable [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	301,620
Probable [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	20,131
Probable [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(107,615)
Probable [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(441,671)
Probable [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(1,928,668)
Probable [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,031,467)
Probable [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(39,589)
25% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(353,589)
25% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,677,154
25% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	377,026
25% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	25,164
25% [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(134,519)
25% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(442,081)
25% [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,463,062
25% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(3,271,263)
25% [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(48,132)
50% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(773,954)
50% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	2,012,584
50% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	452,431
50% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	30,197
50% [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(161,422)
50% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(442,493)
50% [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,184,732
50% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(3,793,309)
50% [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(56,674)
-25% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(360,881)
-25% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,006,292
-25% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	226,215
-25% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	15,098
-25% [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(80,711)
-25% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(441,262)
-25% [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,171,704
-25% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,227,171)
-25% [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(31,046)
-50% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	910,826
-50% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	670,861
-50% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	150,810
-50% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	10,066
-50% [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(53,807)
-50% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(440,855)
-50% [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	2,301,380
-50% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(1,705,125)
-50% [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	R$ (22,504)